GENERAL (Details) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 14, 2022 shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Segment $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) $ / shares	Nov. 22, 2024 ₪ / shares	Aug. 15, 2024	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares
General [Line Items]
Operating segment (in Segment) | Segment				1		1
Number of shares converted | shares	7,037
Ordinary shares, par value per share | (per share)		$ 0.0009		$ 0.0009			$ 0.0009	₪ 0.0009		₪ 0.0001	$ 0.0009
Company’s Ordinary Shares conversion ratio				1-for-3.9829
Reverse stock split conversion rate				0.4425
Reverse stock split conversion price | $ / shares				$ 0.0009
Reverse stock split conversion ratio				1-for-9
Incurred losses				$ (14,772)		$ (5,108)	$ (3,488)
Operating cash flows		$ (2,653)	$ (685)	(5,470)	$ (3,272)	$ (4,529)	(3,335)
Cash and cash equivalents		$ 1,973	$ 5,764	$ 1,973	$ 5,764		$ 8,259				$ 4,595
New Pubco [Member]
General [Line Items]
Ordinary shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Voting interests		61.55%		61.55%
Silexion Equity Financing [Member]
General [Line Items]
Owns of the subsidiary percentage		100.00%		100.00%							51.00%
New Pubco [Member]
General [Line Items]
Equity exchange ratio									3.9829